Investments Accounted for Using the Equity Method - Summary of Investments in joint ventures Accounted for using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of joint ventures [line items]
Carrying Amount	$ 0	$ 12,357	$ 0
MUtek Electronics Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the production and wholesale of electronic products
Operating Location	R.O.C.
Carrying Amount	$ 0	$ 12,357	$ 0
Percentages of ownership	49.00%	49.00%